VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 14.2%
9,530		Activision Blizzard, Inc.	$566,844	1.5
643	(1)	Alphabet, Inc. - Class A	747,134	1.9
679	(1)	Alphabet, Inc. - Class C	789,548	2.0
11,925		AT&T, Inc.	347,614	0.9
28,164		Comcast Corp. - Class A	968,278	2.5
2,655	(1)	Electronic Arts, Inc.	265,951	0.7
4,450	(1)	Facebook, Inc. - Class A	742,260	1.9
3,655	(1)	T-Mobile US, Inc.	306,655	0.8
9,097		Verizon Communications, Inc.	488,782	1.3
2,815		Walt Disney Co.	271,929	0.7
			5,494,995	14.2

		Consumer Discretionary: 9.6%
1,050	(1)	Amazon.com, Inc.	2,047,206	5.3
155	(1)	Autozone, Inc.	131,130	0.3
2,945	(1)	Dollar Tree, Inc.	216,369	0.6
12,100		eBay, Inc.	363,726	0.9
7,439		Lowe's Cos, Inc.	640,126	1.7
1,881		McDonald's Corp.	311,023	0.8
			3,709,580	9.6

		Consumer Staples: 5.4%
3,270		Colgate-Palmolive Co.	216,997	0.6
14,711		Conagra Brands, Inc.	431,621	1.1
10,750		Mondelez International, Inc.	538,360	1.4
12,270		Philip Morris International, Inc.	895,219	2.3
			2,082,197	5.4

		Energy: 2.4%
11,963		Canadian Natural Resources Ltd.	162,099	0.4
8,301		Chevron Corp.	601,490	1.6
4,359		EOG Resources, Inc.	156,575	0.4
			920,164	2.4

		Financials: 12.0%
1,860		Aon PLC	306,974	0.8
9,088	(1)	Berkshire Hathaway, Inc. – Class B	1,661,559	4.3
1,401		BlackRock, Inc.	616,398	1.6
4,870		Charles Schwab Corp.	163,729	0.4
15,162		Citigroup, Inc.	638,624	1.7
10,953		JPMorgan Chase & Co.	986,099	2.5
8,391		Morgan Stanley	285,294	0.7
			4,658,677	12.0

		Health Care: 14.6%
6,078		Abbott Laboratories	479,615	1.2
2,725	(1)	Alexion Pharmaceuticals, Inc.	244,678	0.6
1,095		Allergan plc	193,925	0.5
1,382		Anthem, Inc.	313,769	0.8
2,210		Becton Dickinson & Co.	507,792	1.3
2,558		Cigna Corp.	453,226	1.2
4,745		Dentsply Sirona, Inc.	184,248	0.5
7,817		Johnson & Johnson	1,025,043	2.7
12,183		Medtronic PLC	1,098,663	2.8
5,570		Merck & Co., Inc.	428,556	1.1
15,896		Pfizer, Inc.	518,845	1.3
1,305		Stryker Corp.	217,270	0.6
			5,665,630	14.6

		Industrials: 5.8%
2,082		Honeywell International, Inc.	278,551	0.7
1,115		L3Harris Technologies, Inc.	200,834	0.5
2,832	(1)	Lyft, Inc.	76,039	0.2
1,970		Northrop Grumman Corp.	596,023	1.5
655		Stanley Black & Decker, Inc.	65,500	0.2
5,230	(1)	Uber Technologies, Inc.	146,022	0.4
3,990		Union Pacific Corp.	562,750	1.4
3,585		United Technologies Corp.	338,173	0.9
			2,263,892	5.8

		Information Technology: 27.7%
1,850	(1)	Adobe, Inc.	588,744	1.5
8,096		Apple, Inc.	2,058,732	5.3
605	(1)	Autodesk, Inc.	94,440	0.2
1,540		Automatic Data Processing, Inc.	210,487	0.5
4,045		CDK Global, Inc.	132,878	0.3
9,045		Cisco Systems, Inc.	355,559	0.9
7,105		Corning, Inc.	145,937	0.4
6,530		Fidelity National Information Services, Inc.	794,309	2.1
5,537	(1)	Fiserv, Inc.	525,960	1.4
9,230		Intel Corp.	499,528	1.3
3,645		International Business Machines Corp.	404,340	1.0
830		Intuit, Inc.	190,900	0.5
1,560		Lam Research Corp.	374,400	1.0
7,985		Marvell Technology Group Ltd.	180,700	0.5
3,601		Mastercard, Inc. - Class A	869,858	2.2
14,750		Microsoft Corp.	2,326,222	6.0
1,060		Nvidia Corp.	279,416	0.7
2,244		NXP Semiconductor NV - NXPI - US	186,095	0.5
1,100	(1)	Palo Alto Networks, Inc.	180,356	0.5
2,315	(1)	PayPal Holdings, Inc.	221,638	0.6
3,185		Western Digital Corp.	132,560	0.3
			10,753,059	27.7

		Materials: 3.7%
1,570		Air Products & Chemicals, Inc.	313,388	0.8
14,503		Corteva, Inc.	340,821	0.9
11,655		Newmont Corp.	527,738	1.4
508		Sherwin-Williams Co.	233,436	0.6
			1,415,383	3.7

		Real Estate: 1.3%
2,375		American Tower Corp.	517,156	1.3

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 1.1%
4,195		American Electric Power Co., Inc.	$335,516	0.9
1,983		FirstEnergy Corp.	79,459	0.2
			414,975	1.1

		Total Common Stock
		(Cost $37,206,720)	37,895,708	97.8

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $37,206,720)	37,895,708	97.8

SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
713,422	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
		(Cost $713,422)	713,422	1.8

		Total Short-Term Investments
		(Cost $713,422)	713,422	1.8

		Total Investments in Securities (Cost $37,920,142)	$38,609,130	99.6
		Assets in Excess of Other Liabilities	140,152	0.4
		Net Assets	$38,749,282	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$37,895,708	$–	$–	$37,895,708
Other	–	–	–	–
Short-Term Investments	713,422	–	–	713,422
Total Investments, at fair value	$38,609,130	$–	$–	$38,609,130

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $38,063,459.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,107,547
Gross Unrealized Depreciation	(3,561,876)
Net Unrealized Appreciation	$545,671